Financial assets at FVTOCI - Details of equity securities designated as financial assets at FVTOCI (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	₩ 1,197,384	₩ 939,322
Fair value	3,194	3,567
Cumulative gain (loss) on disposal of investments in equity instruments designated at fair value through other comprehensive income	118	(14,444)
Investment for strategic business partnership purpose
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	₩ 1,039,203	₩ 776,199
Description of reason for using presentation alternative	Investment for strategic business partnership purpose	Investment for strategic business partnership purpose
Debt-equity swap
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	₩ 158,175	₩ 157,216
Description of reason for using presentation alternative	Debt-equity swap	Debt-equity swap
Others (Insurance for mutual aid association etc.)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	₩ 6	₩ 5,907
Description of reason for using presentation alternative	Others	Others
Description of reason for disposing of investments in equity instruments designated at fair value through other comprehensive income	Insurance for mutual aid association etc.